Income Tax - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Feb. 28, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income tax [line items]
Current tax liability	£ 43	£ 125		£ 84
Current Tax Provisions	28	£ 104		104
Noncurrent Tax Receivable	41
Tax Effect Of Potential State Aid Exposure And Disallowance of Intra Group Charges	63
2018 tax year [member]
Income tax [line items]
Current Tax Provisions						£ 1
2019 tax year [member]
Income tax [line items]
Current Tax Provisions					£ 14
2020 tax year [member]
Income tax [line items]
Current Tax Provisions				£ 5
2021 tax year [member]
Income tax [line items]
Current Tax Provisions			£ 3
2022 tax year [member]
Income tax [line items]
Current Tax Provisions	2						£ 25
Two Thousand Seventeen And Earlier Tax Year [Member]
Income tax [line items]
Income Tax Examination, Amount under Examination	£ 3